Retirement benefit plans - Summary of Analysis of Membership (Detail) - BTPS member in Thousands, £ in Billions	Mar. 31, 2020 GBP (£) member
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 53.0
Total number of members | member	286
IAS 19 Sections A and B Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 35.9
IAS 19 Section C Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	17.1
Active members
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 0.0
Total number of members | member	0
Active members | IAS 19 Sections A and B Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 0.0
Active members | IAS 19 Section C Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	0.0
Deferred members
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 20.0
Total number of members | member	81
Deferred members | IAS 19 Sections A and B Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 7.2
Deferred members | IAS 19 Section C Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	12.8
Pensioners
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 33.0
Total number of members | member	205
Pensioners | IAS 19 Sections A and B Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 28.7
Pensioners | IAS 19 Section C Liabilities
Disclosure of defined benefit plans [line items]
IAS 19 liabilities	£ 4.3